Property, Plant and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 USD ($)
Property, Plant and Equipment, Net [Abstract]
Construction in progress amount	$ 433,263						$ 322,009
Depreciation expenses	339,675	$ 252,640	$ 316,843		$ 287,043
Impairment loss (in Dollars)
Amortization expenses	$ 270,036	$ 200,845	$ 219,170		$ 253,062